Geographic Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Geographic Information
Geographic Information
We operate as a single operating segment engaged in the development, manufacturing, marketing and sales of animal health products worldwide for both food animals and companion animals. Consistent with our operational structure, our President and Chief Executive Officer (CEO), as the chief operating decision maker, makes resource allocation and business process decisions globally across our consolidated business. Strategic decisions are managed globally with global functional leaders responsible for determining significant costs/investments and with regional leaders responsible for overseeing the execution of the global strategy. Our global research and development organization is responsible for development of new products. Our manufacturing organization is responsible for the manufacturing and supply of products and for the optimization of our supply chain. Regional leaders are responsible for the distribution and sale of our products and for local direct costs. The business is also supported by global corporate staff functions. Managing and allocating resources at the global corporate level enables our CEO to assess the overall level of resources available and how to best deploy these resources across functions, product types, regional commercial organizations and research and development projects in line with our overarching long-term corporate-wide strategic goals, rather than on a product or geographic basis. Consistent with this decision-making process, our CEO uses consolidated, single-segment financial information for purposes of evaluating performance, allocating resources, setting incentive compensation targets, as well as forecasting future period financial results.
Our products include Rumensin®, Optaflexx®, Denagard®, Tylan®, Maxiban® and other products for livestock and poultry, as well as Trifexis®, Interceptor®, Comfortis® and other products for companion animals. Our results for the year ended December 31, 2017 includes the results of operations from BIVIVP, which was acquired on January 3, 2017 (Note 6).
We have a single customer that accounted for 11.9%, 12.9% and 11.7% of revenue for the years ended December 31, 2018, 2017 and 2016, respectively, and that represented accounts receivable of $96.4 million and $88.0 million as of December 31, 2018 and 2017, respectively.
We are exposed to the risk of changes in social, political and economic conditions inherent in foreign operations and our results of operations and the value of our foreign assets are affected by fluctuations in foreign currency exchange rates.
Selected geographic area information was as follows:

	2018	2017	2016
Geographic Information
Revenue — to unaffiliated customers(1):
United States	$1,483.2	$1,373.0	$1,361.6
International	1,583.6	1,516.0	1,551.9
Revenue	$3,066.8	$2,889.0	$2,913.5

Long-lived assets(2):
United States	$602.6	$604.7	$463.8
United Kingdom	187.5	204.4	190.6
Other foreign countries	195.8	190.2	173.0
Long-lived assets	$985.9	$999.3	$827.4
(1) Revenue is attributed to the countries based on the location of the customer.
(2) Long-lived assets consist of property and equipment, net, and certain noncurrent assets.